FFTW FUNDS, INC.
                          PROSPECTUS DATED MAY 1, 2002
                      SUPPLEMENT DATED SEPTEMBER 13, 2002


EFFECTIVE SEPTEMBER 10, 2002, THE FOLLOWING INFORMATION REPLACES THE INVESTMENT POLICIES FOR THE U.S. SHORT-TERM PORTFOLIO FOUND IN THE RISK/RETURN SUMMARY ON PAGE 3 OF THE PROSPECTUS:

INVESTMENT     Under normal  circumstances,  at least 80% of the Portfolio's net
POLICIES:      assets ( including  borrowings for  investment  purposes) must be invested in U.S.  dollar-denominated  debt  securities  having an effective  maturity  of no greater  than 3 years.  For  temporary defensive  purposes,  100% of the Portfolio's total assets may be invested in U.S. Government  securities,  cash or cash equivalent securities.  These defensive strategies may prevent the Portfolio
               from  achieving  its  investment  objective.   The  Portfolio  is
               "diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").


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                                FFTW FUNDS, INC.
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002
                      SUPPLEMENT DATED SEPTEMBER 13, 2002


EFFECTIVE SEPTEMBER 10, 2002, THE FOLLOWING INFORMATION REPLACES THE INVESTMENT RESTRICTIONS FOR THE U.S. SHORT-TERM PORTFOLIO FOUND ON PAGE 39 OF THE STATEMENT OF ADDITIONAL INFORMATION:

U.S. SHORT-TERM PORTFOLIO

Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in U.S. dollar-denominated debt securities having an effective maturity of no greater than 3 years.


EFFECTIVE SEPTEMBER 10, 2002, THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH OF PAGE 7 OF THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE SECTION ENTITLED MANAGEMENT OF THE FUND:

No employee of the Investment Adviser, Investors Bank & Trust Company ("Investors Bank"; the "Custodian"; or the "Transfer Agent") or Investors Capital Services, Inc. ("Investors Capital" or the "Administrator") receives compensation from the Fund for acting as an officer or director of the Fund. FFTW Funds, Inc. pays each director who is not a director, officer or employee of the Investment Adviser, Investors Bank or Investors Capital or any of their affiliates, an annual retainer of $40,000 which is paid in quarterly installments. On November 22, 1999, the Directors established the position of lead independent Director and appointed Mr. Head to such position for a two-year term. Effective November 22, 2001, the Directors appointed Mr. Head as lead independent Director for a second two-year term. The lead independent Director acts as spokesperson for the remaining independent Directors. The lead independent Director receives additional compensation of $10,000 on an annual basis, which is paid quarterly.